3. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
3.	CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2017	12/31/2016
Current
Cash and cash equivalents
Cash and banks	193,702	502,480

Short-term investments
In Brazil:
Government securities	12,100	17,929
Private securities	644,525	1,390,707
	656,625	1,408,636
Abroad:
Time deposits	2,561,245	2,960,046
Total short-term investments	3,217,870	4,368,682
Cash and cash equivalents	3,411,572	4,871,162

The short-term investments are held through exclusive funds and are comprised of Certificates of Bank Deposits (“CDBs”) and yield interest based on the floating of Certificates of Interbank Deposits (“CDI”), and of Brazilian Treasury notes with return at fixed rates. These short-term investments have immediate liquidity.

A significant part of the funds of the Company and its foreign subsidiaries is invested in time deposits in top rated banks abroad and the returns are based on fixed interest rates.